LESSEE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Schedule of Right-of-Use Assets
The table below sets out the movement in the Group’s right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 25).

	2021	2020
	£m	£m
At 1 January	1,500	1,669
Exchange and other adjustments	(9)	(1)
Additions	73	142
Disposals	(18)	(82)
Depreciation charge for the year	(228)	(228)
At 31 December	1,318	1,500